Annual Total Returns - FidelityZEROExtendedMarketLargeCapIndexFunds-ComboPRO - FidelityZEROExtendedMarketLargeCapIndexFunds-ComboPRO - Fidelity ZERO Large Cap Index Fund - Fidelity ZERO Large Cap Index Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Sep. 13, 2018
Annual Return 2019	31.79%
Annual Return 2020	21.12%
Annual Return 2021	26.68%
Annual Return 2022	(19.36%)
Annual Return 2023	27.45%